Goodwill and Other Intangible Assets	12 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets	Goodwill and Other Intangible Assets
The changes in the carrying amount of goodwill were as follows ($000):

	Year Ended June 30, 2025
	Datacenter & Communications	Industrial	Total
Balance at beginning of period	$1,147,297	$3,317,032	$4,464,329
Other reclassifications (See Note 21)	—	(174,373)	(174,373)
Foreign currency translation and other	3,273	177,855	181,128
Balance-end of period	$1,150,570	$3,320,514	$4,471,084

	Year Ended June 30, 2024
	Datacenter & Communications	Industrial	Total
Balance at beginning of period	$1,149,209	$3,363,491	$4,512,700
Foreign currency translation and other	(1,912)	(46,459)	(48,371)
Balance-end of period	$1,147,297	$3,317,032	$4,464,329

Prior to our change in segments, goodwill as of June 30, 2025, was $1,038 million, $241 million and $3,191 million in our Networking, Materials and Lasers segments, respectively.
The gross carrying amount and accumulated amortization of our intangible assets other than goodwill as of June 30, 2025 and 2024 were as follows ($000):

	June 30, 2025			June 30, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Technology	$1,534,066	$(513,181)	$1,020,885	$1,653,289	$(394,040)	$1,259,249
Trade Names	438,471	(8,471)	430,000	438,470	(8,470)	430,000
Customer Lists	2,440,834	(686,972)	1,753,862	2,310,550	(498,252)	1,812,298
Backlog and Other	90,121	(90,121)	—	88,792	(87,092)	1,700
Total	$4,503,492	$(1,298,745)	$3,204,747	$4,491,101	$(987,854)	$3,503,247
Amortization expense recorded on the intangible assets for the fiscal years ended June 30, 2025, 2024 and 2023 was $303 million, $288 million, and $414 million, respectively. The technology intangible assets are being amortized over a range of 60 to 240 months with a weighted-average remaining life of approximately 116 months, and the amortization is recorded in Cost of goods sold in our Consolidated Statements of Earnings (Loss). The customer lists are being amortized over 60 to 192 months with a weighted-average remaining life of approximately 138 months, and the amortization is recorded in SG&A in our Consolidated Statements of Earnings (Loss).
Amortization expense in the fiscal year ended June 30, 2025 includes a total of $17 million of impairment charges in the Industrial segment related to the abandonment of certain purchased technology and licenses, with $14 million recorded in cost of goods sold and $3 million recorded in R&D in our Consolidated Statements of Earnings (Loss). There were no impairment charges included in amortization expense in the fiscal year ended June 30, 2024.
Amortization expense in the fiscal year ended June 30, 2023 includes a total of $39 million of impairment charges, with $16 million in the Industrial segment and $23 million in the Datacenter & Communications segment. $25 million of the impairment charges related to the abandonment of certain purchased technology and customer lists, with $8 million recorded in Cost of goods sold and $18 million recorded in SG&A in our Consolidated Statement of Earnings (Loss). $14 million of impairment charges, recorded in SG&A, related to the abandonment of indefinite-lived trade names primarily due to the fiscal 2023 rebranding of the Company as Coherent Corp.
In the fourth quarter of fiscal year 2025, we completed our impairment test of our $430 million indefinite-lived Coherent trade name acquired in the Merger, concluding it was not impaired.
The estimated amortization expense for existing intangible assets for each of the five succeeding years is as follows ($000):

Year Ending June 30,
2026	$282,869
2027	281,618
2028	279,930
2029	273,718
2030	251,603